Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the U.S. and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments, consisting only of normal recurring adjustments and disclosures necessary for a fair statement of these interim statements, have been included. All intercompany balances and transactions are eliminated in consolidation.

The results reported in these interim financial statements are not necessarily indicative of the results that may be reported for the entire year or for any other period. These interim financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2025, issued on March 31, 2026, except for Note 3, as to which the date is May 6, 2026.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the U.S. and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All intercompany balances and transactions are eliminated in consolidation.

Principles of Consolidations

Principles of Consolidations

These consolidated financial statements reflect the financial condition, results of operations, cash flows and changes in shareholders’ equity of the Company and its consolidated subsidiaries, OpCo, WhiteHawk Income Marcellus, LLC, WhiteHawk Income Haynesville, LLC, WhiteHawk Acquisition, LLC, WhiteHawk VF, LLC and PHX Minerals LLC for the periods presented. All intercompany balances and transactions are eliminated in consolidation.

Principles of Consolidations

These consolidated financial statements reflect the financial condition, results of operations, cash flows and changes in shareholders’ equity of the Company and its consolidated subsidiaries, WhiteHawk Income Marcellus, LLC, WhiteHawk Income Haynesville, LLC, WhiteHawk Acquisition, Inc. and PHX Minerals Inc. for the periods presented. All intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent unrestricted cash on hand and include all highly liquid investments purchased with a maturity of three months or less and money market funds. The Company maintains cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. The Company has not experienced any significant losses from such investments.

Cash and Cash Equivalents

Cash and cash equivalents represent unrestricted cash on hand and include all highly liquid investments purchased with a maturity of three months or less and money market funds. The Company maintains cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. The Company has not experienced any significant losses from such investments.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities; disclosure of contingent assets and liabilities at the date of the financial statements; the reported amounts of revenues and expenses during the reporting periods; and the quantities and values of proved oil, natural gas and natural gas liquids (“NGL”) reserves used in calculating depletion and assessing impairment of natural gas mineral properties. Actual results could differ significantly from these estimates. Significant estimates made by management include the quantities of proved oil, natural gas and NGLs reserves, related present value estimates of future net cash flows therefrom, the carrying value of natural gas mineral properties, and estimates of current and deferred income taxes. Other areas requiring estimation include valuation of commodity derivatives, earnout liability and our revenue accrual. While management believes these estimates are reasonable, changes in facts and assumptions or the discovery of new information may result in revised estimates. Actual results could differ from these estimates and it is reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities; disclosure of contingent assets and liabilities at the date of the financial statements; the reported amounts of revenues and expenses during the reporting periods; and the quantities and values of proved oil, natural gas and natural gas liquids (“NGL”) reserves used in calculating depletion and assessing impairment of natural gas mineral properties. Actual results could differ significantly from these estimates. Significant estimates made by management include the quantities of proved oil, natural gas and NGLs reserves, related present value estimates of future net cash flows therefrom, the carrying value of natural gas mineral properties, and estimates of current and deferred income taxes. Other areas requiring estimation include valuation of commodity derivatives and our revenue accrual. While management believes these estimates are reasonable, changes in facts and assumptions or the discovery of new information may result in revised estimates. Actual results could differ from these estimates and it is reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Accounts Receivable

Accounts Receivable

Accounts receivable represents amounts due to the Company, and are uncollateralized, consisting primarily of royalty revenue receivable. Royalty revenue receivable consists of royalties due from operators for oil, natural gas and NGL volumes sold to purchasers. Those purchasers remit payment for production to the operator of the properties and the operator, in turn, remits payment to the Company. Receivables from third parties for which we did not receive actual production information, either due to timing delays or due to the unavailability of data at the time when revenues are recognized, are estimated. The Company routinely reviews outstanding balances, assesses the financial strength of its operators and records a reserve for amounts not expected to be fully recovered, using a current expected credit loss model. The Company writes off receivables when there is information that indicates the debtor is facing significant financial difficulty and there is no possibility of recovery. If any recoveries are made from any accounts previously written off, it will be recognized in income in the year of recovery, in accordance with the Company’s accounting policy election. The Company did not record any credit losses for the three and six months ended June 30, 2026, and 2025.

Accounts Receivable

Accounts receivable represents amounts due to the Company, and are uncollateralized, consisting primarily of royalty revenue receivable. Royalty revenue receivable consists of royalties due from operators for oil, natural gas and NGL volumes sold to purchasers. Those purchasers remit payment for production to the operator of the properties and the operator, in turn, remits payment to the Company. Receivables from third parties for which we did not receive actual production information, either due to timing delays or due to the unavailability of data at the time when revenues are recognized, are estimated. The Company routinely reviews outstanding balances, assesses the financial strength of its operators and records a reserve for amounts not expected to be fully recovered, using a current expected credit loss model. The Company write off receivables when there is information that indicates the debtor is facing significant financial difficulty and there is no possibility of recovery. If any recoveries are made from any accounts previously written off, it will be recognized in income in the year of recovery, in accordance with the Company’s accounting policy election. The Company did not record any credit losses for the years ended December 31, 2025, and 2024.

Commodity Derivative Financial Instruments

Commodity Derivative Financial Instruments

The Company’s ongoing operations expose it to changes in the market price for natural gas minerals. To mitigate the price risk associated with its operations, the Company uses commodity derivative financial instruments. From time to time, such instruments may include variable-to-fixed-price swaps, costless collars, fixed-price contracts, and other contractual arrangements. The Company does not enter into derivative instruments for speculative purposes.

Derivative instruments are recognized at fair value. If a right of offset exists under master netting arrangements and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the consolidated balance sheets. The Company does not specifically designate derivative instruments as fair value or cash flow derivatives, even though they reduce its exposure to changes in natural gas mineral prices; therefore, gains and losses arising from changes in the fair value of the derivative instruments are recognized in revenue on a net basis in the accompanying consolidated statements of operations within gain (loss) on commodity derivative instruments.

Commodity Derivative Financial Instruments

The Company’s ongoing operations expose it to changes in the market price for natural gas minerals. To mitigate the price risk associated with its operations, the Company uses commodity derivative financial instruments. From time to time, such instruments may include variable-to-fixed-price swaps, costless collars, fixed-price contracts, and other contractual arrangements. The Company does not enter into derivative instruments for speculative purposes.

Derivative instruments are recognized at fair value. If a right of offset exists under master netting arrangements and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the consolidated balance sheets. The Company does not specifically designate derivative instruments as fair value or cash flow derivatives, even though they reduce its exposure to changes in natural gas mineral prices; therefore, gains and losses arising from changes in the fair value of the derivative instruments are recognized in revenue on a net basis in the accompanying consolidated statements of operations within gain (loss) on commodity derivative instruments.

Mineral Interests in Natural Gas Properties

Mineral Interests in Natural Gas Properties

The Company follows the successful efforts method of accounting for natural gas mineral operations. Under this method, costs to acquire minerals and interests in natural gas mineral properties are capitalized when incurred. Acquisitions of interests of natural gas mineral properties are considered asset acquisitions and are recorded at cost.

Acquisition costs of proven mineral interests are amortized using the units of production method over the life of the property, which is estimated using proven reserves. Acquisition costs of mineral interests on unproved properties, where there are no proven reserves, are not amortized. When the associated exploration stage interests are converted to proven reserves, the cost basis is amortized using the units of production methodology over the life of the property, using proven reserves. For purposes of amortization, interests in natural gas mineral properties are grouped in a reasonable aggregation of properties with common geological structural features or stratigraphic condition.

We review and evaluate our mineral interests in natural gas mineral properties for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Proved natural gas properties are reviewed for impairment when events and circumstances indicate a potential decline in the fair value of such properties below the carrying value, such as a downward revision of the reserve estimates or lower commodity prices. When such events or changes in circumstances occur, we estimate the undiscounted future cash flows expected in connection with the properties and compare such future cash flows to the carrying amounts of the properties to determine if the carrying amounts are recoverable. If the carrying value of the properties is determined to not be recoverable based on the undiscounted cash flows, an impairment charge is recognized by comparing the carrying value to the estimated fair value of the properties. The factors used to determine fair value include, but are not limited to, estimates of proved, probable and possible reserves, future commodity prices, the timing of future production and a discount rate commensurate with the risk reflective of the lives remaining for the respective natural gas properties. There was no such impairment of proved natural gas mineral properties for the three and six months ended June 30, 2026, or 2025.

Unproved properties are also assessed for impairment periodically on a depletable unit basis when facts and circumstances indicate that the carrying value may not be recoverable, at which point an impairment loss is recognized to the extent the carrying value exceeds the estimated recoverable value. The carrying value of unproved properties, including unleased mineral rights, is determined based on management’s assessment of fair value using factors similar to those previously noted for proved properties, as well as geographic and geologic data. There was no impairment of unproved properties for the three and six months ended June 30, 2026, or 2025.

Upon the sale of a complete depletable unit, the book value thereof, less proceeds or salvage value, is charged to income. Upon the sale or retirement of an individual well, or an aggregation of interests which make up less than a complete depletable unit, the proceeds are credited to accumulated depletion, unless doing so would significantly alter the depletion rate of the depletable unit, in which case a gain or loss would be recorded.

Mineral Interests in Natural Gas Properties

The Company follows the successful efforts method of accounting for natural gas mineral operations. Under this method, costs to acquire minerals and interests in natural gas mineral properties are capitalized when incurred. Acquisitions of interests of natural gas mineral properties are considered asset acquisitions and are recorded at cost.

Acquisition costs of proven mineral interests are amortized using the units of production method over the life of the property, which is estimated using proven reserves. Acquisition costs of mineral interests on unproved properties, where there are no proven reserves, are not amortized. When the associated exploration stage interests are converted to proven reserves, the cost basis is amortized using the units of production methodology over the life of the property, using proven reserves. For purposes of amortization, interests in natural gas mineral properties are grouped in a reasonable aggregation of properties with common geological structural features or stratigraphic condition.

We review and evaluate our mineral interests in natural gas mineral properties for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Proved natural gas properties are reviewed for impairment when events and circumstances indicate a potential decline in the fair value of such properties below the carrying value, such as a downward revision of the reserve estimates or lower commodity prices. When such events or changes in circumstances occur, we estimate the undiscounted future cash flows expected in connection with the properties and compare such future cash flows to the carrying amounts of the properties to determine if the carrying amounts are recoverable. If the carrying value of the properties is determined to not be recoverable based on the undiscounted cash flows, an impairment charge is recognized by comparing the carrying value to the estimated fair value of the properties. The factors used to determine fair value include, but are not limited to, estimates of proved, probable and possible reserves, future commodity prices, the timing of future production and a discount rate commensurate with the risk reflective of the lives remaining for the respective natural gas properties. There was no such impairment of proved natural gas mineral properties for the years ended December 31, 2025, or 2024.

Unproved properties are also assessed for impairment periodically on a depletable unit basis when facts and circumstances indicate that the carrying value may not be recoverable, at which point an impairment loss is recognized to the extent the carrying value exceeds the estimated recoverable value. The carrying value of unproved properties, including unleased mineral rights, is determined based on management’s assessment of fair value using factors similar to those previously noted for proved properties, as well as geographic and geologic data. There was no impairment of unproved properties for the years ended December 31, 2025, and 2024.

Upon the sale of a complete depletable unit, the book value thereof, less proceeds or salvage value, is charged to income. Upon the sale or retirement of an individual well, or an aggregation of interests which make up less than a complete depletable unit, the proceeds are credited to accumulated depletion, unless doing so would significantly alter the depletion rate of the depletable unit, in which case a gain or loss would be recorded.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. Fair value measurements are derived using inputs and assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. GAAP establishes a valuation hierarchy for disclosure of the inputs used to measure fair value. This three-tier hierarchy classifies fair value amounts recognized or disclosed in the consolidated financial statements based on the observability of inputs used to estimate such fair values. The classification within the hierarchy of an asset or liability is determined based on the lowest level input that is significant to the fair value measurement. The hierarchy considers fair value amounts based on observable inputs (Levels 1 and 2) to be more reliable and predictable than those based primarily on unobservable inputs (Level 3). At each balance sheet reporting date, the Company categorizes its assets and liabilities recorded at fair value using this hierarchy.

The amounts reported in the balance sheet for cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair value because of the short-term maturities of these instruments. The Company’s commodity derivative instruments are classified within Level 2. The fair values of the Company’s commodity derivative instruments are based upon inputs that are either readily available in the public market, such as natural gas futures prices, volatility factors and discount rates, or can be corroborated from active markets.

The Company's earnout liability is classified within Level 3 of the fair value hierarchy due to the significant unobservable inputs utilized in determining the fair value. See "Note 3—Internalization" for further information.

Assets and liabilities accounted for at fair value on a non-recurring basis in accordance with Level 3 of the fair value hierarchy include the estimated impairment of oil and natural gas properties, if any, asset retirement obligations and any royalty interest acquired through a business combination during each of the six months ended June 30, 2026, or 2025.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. Fair value measurements are derived using inputs and assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. GAAP establishes a valuation hierarchy for disclosure of the inputs used to measure fair value. This three-tier hierarchy classifies fair value amounts recognized or disclosed in the consolidated financial statements based on the observability of inputs used to estimate such fair values. The classification within the hierarchy of an asset or liability is determined based on the lowest level input that is significant to the fair value measurement. The hierarchy considers fair value amounts based on observable inputs (Levels 1 and 2) to be more reliable and predictable than those based primarily on unobservable inputs (Level 3). At each balance sheet reporting date, the Company categorizes its assets and liabilities recorded at fair value using this hierarchy.

The amounts reported in the balance sheet for cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair value because of the short-term maturities of these instruments. The Company’s commodity derivative instruments are classified within Level 2. The fair values of the Company’s commodity derivative instruments are based upon inputs that are either readily available in the public market, such as natural gas futures prices, volatility factors and discount rates, or can be corroborated from active markets.

Assets and liabilities accounted for at fair value on a non-recurring basis in accordance with Level 3 of the fair value hierarchy include the estimated impairment of oil and natural gas properties, if any, asset retirement obligations and the fair value of royalty interests acquired during each of the years ended December 31, 2025 and 2024.

Debt Issuance Costs

Debt Issuance Costs

The Company accounts for the costs incurred in connection with borrowings under financing facilities as deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. As of June 30, 2026 and December 31, 2025, the Company has deferred and capitalized costs associated with the Company’s credit agreements of $7.9 million and $3.4 million, respectively. These deferred issuance costs will be amortized on a straight-line basis over the duration of the credit agreements. Debt issuance costs include origination, legal and other fees to obtain or issue debt. Debt issuance costs which are related to the Senior Notes are presented in the balance sheet as a direct deduction from the carrying amount of the debt liability. Debt issuance costs which are related to the Revolving Credit Facility (defined below) are presented as a long-term asset in the balance sheet.

For the three and six months ended June 30, 2026, the Company amortized $0.3 million and $0.5 million, respectively, of deferred debt issuance costs in the accompanying consolidated statements of operations. For the three and six months ended June 30, 2025, the Company amortized $0.2 million and $0.4 million, respectively, of deferred debt issuance costs in the accompanying consolidated statements of operations. (see Note 7 – Debt).

Debt Issuance Costs

The Company accounts for the costs incurred in connection with borrowings under financing facilities as deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. As of December 31, 2025 and 2024, the Company has deferred and capitalized costs associated with the Company’s credit agreements of $3.4 million and $2.3 million, respectively. These deferred issuance costs will be amortized on a straight-line basis over the duration of the credit agreements. Debt issuance costs include origination, legal and other fees to obtain or issue debt. Debt issuance costs which are related to a debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability.

For the years ended December 31, 2025 and 2024, the Company amortized $0.7 million and $0.3 million, respectively, of deferred debt issuance costs in the accompanying consolidated statements of operations (see Note 8 – Debt).

Leases

Leases

The Company determines if an arrangement is a lease at inception by considering whether (1) explicitly or implicitly identified assets have been deployed in the agreement and (2) the Company obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the agreement. Operating leases are included in Other assets, and Operating lease liabilities in the consolidated balance sheets. As of June 30, 2026, and December 31, 2025, none of the Company’s leases were classified as financing leases.

Right-of-use ("ROU") assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized at commencement date and consist of the present value of remaining lease payments over the lease term, initial direct costs, prepaid lease payments less any lease incentives. Operating lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. The Company uses the implicit rate, when readily determinable, or its incremental borrowing rate based on the information available at commencement date to determine the present value of lease payments.

The lease terms may include periods covered by options to extend the lease when it is reasonably certain that the Company will exercise that option and periods covered by options to terminate the lease when it is not reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company made an accounting policy election to not recognize leases with terms of less than twelve months on the consolidated balance sheets and recognize those lease payments in the consolidated statements of operations on a straight-line basis over the lease term. In the event that the Company’s assumptions and expectations change, it may have to revise its ROU assets and operating lease liabilities.

Leases

The Company determines if an arrangement is a lease at inception by considering whether (1) explicitly or implicitly identified assets have been deployed in the agreement and (2) the Company obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the agreement. Operating leases are included in Other assets, and Operating lease liabilities in the consolidated balance sheets. As of December 31, 2025, and December 31, 2024, none of the Company’s leases were classified as financing leases.

Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are recognized at commencement date and consist of the present value of remaining lease payments over the lease term, initial direct costs, prepaid lease payments less any lease incentives. Operating lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. The Company uses the implicit rate, when readily determinable, or its incremental borrowing rate based on the information available at commencement date to determine the present value of lease payments.

The lease terms may include periods covered by options to extend the lease when it is reasonably certain that the Company will exercise that option and periods covered by options to terminate the lease when it is not reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company made an accounting policy election to not recognize leases with terms of less than twelve months on the consolidated balance sheets and recognize those lease payments in the consolidated statements of operations on a straight-line basis over the lease term. In the event that the Company’s assumptions and expectations change, it may have to revise its ROU assets and operating lease liabilities.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

The Company has the right to receive revenues from natural gas, oil and NGL sales obtained by the operator of the wells in which the Company owns a mineral or royalty interest. Revenue is recognized at the point control of the product is transferred to the purchaser. Virtually all of the pricing provisions in the Company’s contracts are tied to a market index.

The Company earns lease bonus income by leasing its mineral interests to exploration, development and production companies. The Company recognizes lease bonus income when a lease agreement has been executed and payment is determined to be collectible.

Royalty Income from Oil, Natural Gas and Natural Gas Liquids Sales

The Company’s oil, natural gas and NGL sales contracts are generally structured whereby the producer of the properties in which the Company owns a mineral or royalty interest sells the Partnership’s proportionate share of oil, natural gas and NGL production to the purchaser and the Company collects its percentage royalty based on the revenue generated by the sale of the oil, natural gas and NGL. In this scenario, the Company recognizes revenue when control transfers to the purchaser at the wellhead or at the gas processing facility based on the Company’s percentage ownership share of the revenue, net of any deductions for gathering and transportation.

Transaction Price Allocated to Remaining Performance Obligations

The Company’s right to royalty income does not originate until production occurs and, therefore, is not considered to exist beyond each day’s production. Therefore, there are no remaining performance obligations under any of the Company’s royalty income contracts.

Contract Balances

Under the Company’s royalty income contracts, it generally has the right to receive its interest in the gross proceeds collected by the operator from third-party purchasers of the Company’s production once production has occurred, at which point payment is unconditional. Accordingly, the Company’s royalty income contracts do not give rise to contract assets or liabilities under Accounting Standards Codification 606.

Prior-Period Performance Obligations

The Company records revenue in the month production is delivered to the purchaser. However, settlement statements for certain oil, natural gas and natural gas liquids sales may not be received for 30 to 90 days after the date production is delivered. As a result, the Company is required to estimate the amount of royalty income to be received based upon the Company’s royalty interest. The Company records the differences between its estimates and the actual amounts received for royalties in the month that payment is received from the operator. Any identified differences between its revenue estimates and actual revenue received historically have not been significant. The Company believes that the pricing provisions of its oil, natural gas and natural gas liquids contracts are customary in the industry. To the extent actual volumes and prices of oil and natural gas sales are unavailable for a given reporting period because of timing or information not received from third parties, the royalties related to expected sales volumes and prices for those properties are estimated and recorded.

The disaggregated revenues from sales of natural gas, oil and NGLs for the three and six months ended June 30, 2026, and 2025 were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Natural gas sales	$13,108	$10,603	$37,299	$18,786
Oil sales	4,784	236	7,666	390
NGL sales	3,218	1,113	4,846	1,860
Less deductions for gathering, transportation and other	(3,297)	(1,646)	(6,382)	(2,691)
Total royalty revenues	$17,813	$10,306	$43,429	$18,345

Revenues from lease bonus payments are recorded upon receipt. The lease bonus is separate from the lease itself and is recognized as revenue to the Company upon receipt of payment. The Company generates lease bonus revenue by leasing its mineral interests to exploration and production companies and includes proceeds from assignments of leasehold interests where the Company retains an interest. A lease agreement represents the Company’s contract with a lessee and generally transfers the rights to develop oil or natural gas, grants the Company a right to a specified royalty interest, and requires that drilling and completion operations commence within a specified time period. Upon signing a lease agreement, no further performance obligation exists for the Company, and therefore, no contract assets or contract liabilities are generated.

Revenue from Contracts with Customers

The Company has the right to receive revenues from natural gas, oil and NGL sales obtained by the operator of the wells in which the Company owns a mineral or royalty interest. Revenue is recognized at the point control of the product is transferred to the purchaser. Virtually all of the pricing provisions in the Company’s contracts are tied to a market index.

The Company earns lease bonus income by leasing its mineral interests to exploration, development and production companies. The Company recognizes lease bonus income when a lease agreement has been executed and payment is determined to be collectible.

Royalty Income from Oil, Natural Gas and Natural Gas Liquids Sales

The Company’s oil, natural gas and NGL sales contracts are generally structured whereby the producer of the properties in which the Company owns a mineral or royalty interest sells the Partnership’s proportionate share of oil, natural gas and NGL production to the purchaser and the Company collects its percentage royalty based on the revenue generated by the sale of the oil, natural gas and NGL. In this scenario, the Company recognizes revenue when control transfers to the purchaser at the wellhead or at the gas processing facility based on the Company’s percentage ownership share of the revenue, net of any deductions for gathering and transportation.

Transaction Price Allocated to Remaining Performance Obligations

The Company’s right to royalty income does not originate until production occurs and, therefore, is not considered to exist beyond each day’s production. Therefore, there are no remaining performance obligations under any of the Company’s royalty income contracts.

Contract Balances

Under the Company’s royalty income contracts, it generally has the right to receive its interest in the gross proceeds collected by the operator from third-party purchasers of the Company’s production once production has occurred, at which point payment is unconditional. Accordingly, the Company’s royalty income contracts do not give rise to contract assets or liabilities under Accounting Standards Codification 606.

Prior-Period Performance Obligations

The Company records revenue in the month production is delivered to the purchaser. However, settlement statements for certain oil, natural gas and natural gas liquids sales may not be received for 30 to 90 days after the date production is delivered. As a result, the Company is required to estimate the amount of royalty income to be received based upon the Company’s royalty interest. The Company records the differences between its estimates and the actual amounts received for royalties in the month that payment is received from the operator. Any identified differences between its revenue estimates and actual revenue received historically have not been significant. The Company believes that the pricing provisions of its oil, natural gas and natural gas liquids contracts are customary in the industry. To the extent actual volumes and prices of oil and natural gas sales are unavailable for a given reporting period because of timing or information not received from third parties, the royalties related to expected sales volumes and prices for those properties are estimated and recorded.

The disaggregated revenues from sales of natural gas, oil and NGLs for the years ended December 31, 2025 and 2024 were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Natural gas sales	$48,720	$13,656
Oil sales	5,359	205
NGL sales	4,622	1,896
Less deductions for gathering, transportation and other	(8,626)	(3,055)
Total royalty revenues	$50,075	$12,702

Revenues from lease bonus payments are recorded upon receipt. The lease bonus is separate from the lease itself and is recognized as revenue to the Company upon receipt of payment. The Company generates lease bonus revenue by leasing its mineral interests to exploration and production companies and includes proceeds from assignments of leasehold interests where the Company retains an interest. A lease agreement represents the Company’s contract with a lessee and generally transfers the rights to develop oil or natural gas, grants the Company a right to a specified royalty interest, and requires that drilling and completion operations commence within a specified time period. Upon signing a lease agreement, no further performance obligation exists for the Company, and therefore, no contract assets or contract liabilities are generated.

Concentration of Revenue

Concentration of Revenue

Collectability of the Company’s royalty revenues is dependent upon the financial condition of the Company’s operators, the entities they sell their products to, as well as general economic conditions of the industry. During the three and six months ended June 30, 2026 and 2025, the following operators represented 10% or more of total revenues:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
EQT Production Company	26%	52%	30%	52%
Range Resources	11%	18%	11%	17%
CNX Gas Company	11%	16%	10%	15%
Total	48%	86%	51%	84%

Although the Company is exposed to a concentration of credit risk, the Company does not believe the loss of any single operator or entity would materially impact the Company’s operating results as natural gas, crude oil and NGLs are fungible products with well-established markets and numerous purchasers. If multiple entities were to cease making purchases at or around the same time, we believe there would be challenges initially, but there would be ample markets to handle disruption.

Concentration of Revenue

Collectability of the Company’s royalty revenues is dependent upon the financial condition of the Company’s operators, the entities they sell their products to, as well as general economic conditions of the industry. During the years ended December 31, 2025 and 2024, the following operators represented 10% or more of total revenues:

	Year Ended December 31,
	2025	2024
EQT Production Company	33%	50%
Range Resources	11%	19%
CNX Gas Company	10%	13%
Total	54%	82%

Although the Company is exposed to a concentration of credit risk, the Company does not believe the loss of any single operator or entity would materially impact the Company’s operating results as natural gas, crude oil and NGLs are fungible products with well-established markets and numerous purchasers. If multiple entities were to cease making purchases at or around the same time, we believe there would be challenges initially, but there would be ample markets to handle disruption.

Income Taxes

Income Taxes

The Company under ASC 740 uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. The Company records deferred income taxes on its investments in OpCo using the entire outside basis method. Under this accounting policy, a deferred tax asset or liability is recognized for the temporary difference between the financial reporting carrying amount of the Company’s investment and its tax basis in OpCo. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at June 30, 2026 and 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes

The Company under ASC 740 uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information related to the effective tax rate reconciliation as well as information on income taxes paid. This ASU is effective for annual periods beginning after December 15, 2025, and requires prospective application with the option to apply the standard retrospectively. We are currently evaluating the impact of the ASU on our disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Subtopic 220-40): Reporting Comprehensive Income - Expense Disaggregation Disclosures, which requires disclosure of additional information about specific expense categories underlying certain income statement expense line items. This ASU is effective for annual periods beginning after December 15, 2026, and requires either prospective or retrospective application. We are currently evaluating the impact of the ASU on our disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information related to the effective tax rate reconciliation as well as information on income taxes paid. This ASU is effective for annual periods beginning after December 15, 2025, and requires prospective application with the option to apply the standard retrospectively. We are currently evaluating the impact of the ASU on our disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Subtopic 220-40): Reporting Comprehensive Income - Expense Disaggregation Disclosures, which requires disclosure of additional information about specific expense categories underlying certain income statement expense line items. This ASU is effective for annual periods beginning after December 15, 2026, and requires either prospective or retrospective application. We are currently evaluating the impact of the ASU on our disclosures.

Share-Based Compensation

Share-Based Compensation

Share-based compensation awards are measured at fair value on the date of grant and are expensed, net of any actual forfeitures, over the required service period. See “Note 10—Share-Based Compensation” for additional information.